Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020		Mar. 31, 2020
Assets:
Derivative assets		¥ 17,087,000		¥ 21,190,000
Netting	[1]	(15,997,000)		(19,248,000)
Collateralized agreements		15,565,948		15,907,112
Other assets		915,141		827,022
Liabilities:
Derivative liabilities	[2]	17,182,000		20,790,000
Netting	[1],[2]	(15,863,000)		(18,987,000)
Short-term borrowings		587,622		376,910
Collateralized financing		16,895,055		18,028,339
Long-term borrowings		4,030,791		3,707,643
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	15,460,000		14,930,000
Derivative assets	[4]	1,090,000		1,942,000
Netting	[5]	(15,997,000)		(19,248,000)
Subtotal, Assets		16,550,000		16,872,000	[4]
Loans and receivables		897,000	[6]	805,000	[7]
Collateralized agreements		321,000	[8]	549,000	[9]
Other assets	[3],[10]	579,000
Total Assets		18,759,000		19,247,000
Liabilities:
Trading liabilities		7,466,000		6,737,000
Derivative liabilities	[4]	1,323,000		1,809,000
Netting		(15,863,000)	[4]	(18,987,000)	[5]
Subtotal, Liabilities		8,789,000		8,546,000
Short-term borrowings	[11]	588,000		377,000
Payables and deposits	[12]	32,000		15,000
Collateralized financing		219,000	[8]	247,000	[9]
Long-term borrowings	[11],[13],[14]	4,029,000		3,702,000
Other liabilities	[15]	341,000		299,000
Total Liabilities		13,998,000		13,186,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,646,000	[10]	2,115,000	[16]
Liabilities:
Trading liabilities		1,921,000		1,564,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]	49,000		38,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,043,000		1,826,000
Liabilities:
Trading liabilities		935,000		1,108,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	79,000		108,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	5,910,000		5,265,000
Liabilities:
Trading liabilities		4,273,000		3,230,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,263,000		1,494,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		200,000		273,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000		1,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,024,000		3,688,000
Liabilities:
Trading liabilities		5,000		3,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,946,000		3,616,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	78,000		72,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	62,000		94,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	39,000	[18]	53,000	[19]
Liabilities:
Trading liabilities		3,000		2,000	[19]
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	343,000		248,000
Liabilities:
Trading liabilities		129,000		557,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,233,000		1,921,000
Liabilities:
Derivative liabilities	[4]	1,705,000		2,008,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,938,000		13,629,000
Liabilities:
Derivative liabilities	[4]	11,541,000		13,220,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	373,000		407,000
Liabilities:
Derivative liabilities	[4]	432,000		457,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	3,542,000		5,224,000
Liabilities:
Derivative liabilities	[4]	3,500,000		5,105,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000		9,000
Liabilities:
Derivative liabilities	[4]	8,000		6,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		412,000		455,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[16]			566,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Derivative assets	[5]	(15,997,000)		(19,248,000)
Netting	[5]	(15,997,000)		(19,248,000)
Subtotal, Assets	[5]	(15,997,000)		(19,248,000)
Total Assets	[5]	(15,997,000)		(19,248,000)
Liabilities:
Derivative liabilities		(15,863,000)	[4]	(18,987,000)	[5]
Netting		(15,863,000)	[4]	(18,987,000)	[5]
Subtotal, Liabilities		(15,863,000)		(18,987,000)
Total Liabilities		(15,863,000)		(18,987,000)
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,822,000		6,480,000
Derivative assets	[4]	32,000		71,000
Subtotal, Assets		7,854,000		6,551,000	[4]
Other assets	[3],[10]	303,000
Total Assets		8,262,000		6,926,000
Liabilities:
Trading liabilities		5,948,000		5,045,000
Derivative liabilities	[4]	23,000		44,000
Subtotal, Liabilities		5,971,000		5,089,000
Long-term borrowings	[11],[13],[14]	4,000		2,000
Other liabilities	[15]	219,000		170,000
Total Liabilities		6,194,000		5,261,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,800,000	[10]	1,193,000	[16]
Liabilities:
Trading liabilities		1,746,000		1,412,000
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,043,000		1,826,000
Liabilities:
Trading liabilities		935,000		1,108,000
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,660,000		3,257,000
Liabilities:
Trading liabilities		3,138,000		2,116,000
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	319,000		204,000
Liabilities:
Trading liabilities		129,000		409,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	0		4,000
Liabilities:
Derivative liabilities	[4]	1,000		7,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	31,000		55,000
Liabilities:
Derivative liabilities	[4]	13,000		18,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	0		3,000
Liabilities:
Derivative liabilities	[4]	1,000		14,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	0		0
Liabilities:
Derivative liabilities	[4]	0		0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000		9,000
Liabilities:
Derivative liabilities	[4]	8,000		5,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		105,000		123,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[16]			252,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,340,000		7,978,000
Derivative assets	[4]	16,891,000		20,921,000
Subtotal, Assets		24,231,000		28,899,000	[4]
Loans and receivables		809,000	[6]	709,000	[7]
Collateralized agreements		303,000	[8]	534,000	[9]
Other assets	[3],[10]	126,000
Total Assets		25,776,000		30,620,000
Liabilities:
Trading liabilities		1,513,000		1,690,000
Derivative liabilities	[4]	16,907,000		20,525,000
Subtotal, Liabilities		18,420,000		22,215,000
Short-term borrowings	[11]	514,000		348,000
Payables and deposits	[12]	31,000		14,000
Collateralized financing		219,000	[8]	247,000	[9]
Long-term borrowings	[11],[13],[14]	3,566,000		3,291,000
Other liabilities	[15]	109,000		129,000
Total Liabilities		22,859,000		26,244,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	836,000	[10]	908,000	[16]
Liabilities:
Trading liabilities		175,000		152,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]			7,000
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	77,000		106,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,237,000		2,000,000
Liabilities:
Trading liabilities		1,135,000		1,114,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,134,000		1,266,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		198,000		272,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,004,000		3,626,000
Liabilities:
Trading liabilities		5,000		3,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,946,000		3,602,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	58,000		24,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	28,000	[18]	21,000	[19]
Liabilities:
Trading liabilities		0		1,000	[19]
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	24,000		44,000
Liabilities:
Trading liabilities				148,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,179,000		1,869,000
Liabilities:
Derivative liabilities	[4]	1,631,000		1,972,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	11,879,000		13,551,000
Liabilities:
Derivative liabilities	[4]	11,442,000		13,125,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	322,000		318,000
Liabilities:
Derivative liabilities	[4]	365,000		356,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	3,511,000		5,183,000
Liabilities:
Derivative liabilities	[4]	3,469,000		5,071,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0		0
Liabilities:
Derivative liabilities	[4]	0		1,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		307,000		332,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[16]			146,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	298,000		472,000
Derivative assets	[4]	164,000		198,000
Subtotal, Assets		462,000		670,000	[4]
Loans and receivables		88,000	[6]	96,000	[7]
Collateralized agreements		18,000	[8]	15,000	[9]
Other assets	[3],[10]	150,000
Total Assets		718,000		949,000
Liabilities:
Trading liabilities		5,000		2,000
Derivative liabilities	[4]	256,000		227,000
Subtotal, Liabilities		261,000		229,000
Short-term borrowings	[11]	74,000		29,000
Payables and deposits	[12]	1,000		1,000
Long-term borrowings	[11],[13],[14]	459,000		409,000
Other liabilities	[15]	13,000		0
Total Liabilities		808,000		668,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	10,000	[10]	14,000	[16]
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[17]	49,000		31,000
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000		2,000
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	13,000		8,000
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	129,000		228,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		2,000		1,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000		1,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	20,000		62,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]			14,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	20,000		48,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	62,000		94,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	11,000	[18]	32,000	[19]
Liabilities:
Trading liabilities		3,000		1,000	[19]
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0		0
Liabilities:
Trading liabilities		0		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	54,000		48,000
Liabilities:
Derivative liabilities	[4]	73,000		29,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	28,000		23,000
Liabilities:
Derivative liabilities	[4]	86,000		77,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	51,000		86,000
Liabilities:
Derivative liabilities	[4]	66,000		87,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	31,000		41,000
Liabilities:
Derivative liabilities	[4]	¥ 31,000		34,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[16]			¥ 168,000

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets. As of September 30, 2020, Nomura offset a total of ¥1,592 billion of cash collateral receivables against net derivative liabilities and ¥1,726 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥26 billion and ¥21 billion, respectively. As of March 31, 2020 and September 30, 2020, the fair values of these investments which are included in Other assets—Others were ¥6 billion and ¥5 billion, respectively.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
[7]	Includes loans for which the fair value option has been elected.
[8]	Includes collateralized agreements, customer contract assets and receivables and other receivables.
[9]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[10]	Includes equity securities without readily determinable fair value of ¥65,365 million as of September 30, 2020.
[11]	Includes structured notes for which the fair value option has been elected.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[13]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[14]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[15]	Includes loan commitments for which the fair value option has been elected.
[16]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[17]	Private equity and debt investments are typically private non-traded financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[18]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
[19]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.